NET LOSS PER SHARE OF COMMON STOCK	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 12. NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share is computed by dividing net loss attributable to stockholders by the weighted average number shares of common stock outstanding during the period and shares issuable for vested restricted stock units. Potentially dilutive outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for loss periods presented because including them would have been antidilutive.

A reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to stockholders follows:

	Three Months Ended June 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(1,238,077)	$(1,464,557)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,208,281	505,485
Weighted average shares issuable for vested restricted stock units	8,743	12,494
	$8,217,024	$517,979

	Six Months Ended June 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(3,637,180)	$(2,648,017)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	6,817,419	498,415
Weighted average shares issuable for vested restricted stock units	12,406	9,084
	$6,829,825	$507,499

The following outstanding potentially dilutive securities were excluded from the weighted average calculation of dilutive loss per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

	June 30, 2024	June 30, 2023

Warrants	10,666,674	219,910
Restricted stock units	4,853	43,276
Stock options	169,458	171,176
	10,840,985	434,362